Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock Series B convertible preferred stock	Preferred Stock Series C convertible preferred stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Restricted stock units	Total
Balance at Dec. 31, 2019		$ 1		$ 517,311	$ (493,197)	$ (8)		$ 24,107
Balance (in shares) at Dec. 31, 2019	3	95,388	4,620
Changes in Stockholders' (Deficit) Equity
Net loss					(21,630)			(21,630)
Other comprehensive income (loss), net of tax						(113)		(113)
Stock-based compensation expense, net				1,323				1,323
Issuance of warrants				9,917				9,917
Institutional exercise of warrants				679				679
Institutional exercise of warrants (in shares)			63,877
Cashless exercise of warrants (in shares)			665
Common stock issued for professional services				205				205
Common stock issued for professional services (in shares)			564
Balance at Dec. 31, 2020		$ 1		529,435	(514,827)	(121)		14,488
Balance (in shares) at Dec. 31, 2020	3	95,388	69,726
Changes in Stockholders' (Deficit) Equity
Net loss					(26,475)			(26,475)
Other comprehensive income (loss), net of tax						14		14
Issuance of common stock pursuant to reverse acquisition		$ (1)		30,562				30,561
Issuance of common stock pursuant to reverse acquisition (in shares)	(3)		66,801
Stock-based compensation expense, net				10,457				10,457
Stock options exercised				416				416
Stock options exercised (in shares)			3,654
Issuance of warrants				4,508				4,508
Institutional exercise of warrants				44,645				44,645
Institutional exercise of warrants (in shares)			177,725
Warrant liability reclassified to equity				476				476
Common stock issued for professional services				130				130
Common stock issued for professional services (in shares)			750
Balance at Sep. 30, 2021				620,629	(541,302)	(107)		79,220
Balance (in shares) at Sep. 30, 2021		95,388	353,772
Balance at Dec. 31, 2020		$ 1		529,435	(514,827)	(121)		14,488
Balance (in shares) at Dec. 31, 2020	3	95,388	69,726
Changes in Stockholders' (Deficit) Equity
Net loss					(61,933)			(61,933)
Other comprehensive income (loss), net of tax						29		29
Issuance of common stock pursuant to reverse acquisition		$ (1)		30,562				30,561
Issuance of common stock pursuant to reverse acquisition (in shares)	(3)		66,801
Stock-based compensation expense, net				12,752				12,752
Stock options exercised				416				416
Stock options exercised (in shares)			3,654
Issuance of stock (in shares)			37,986				37,986
Issuance of warrants				4,508				4,508
Institutional exercise of warrants				44,645				44,645
Institutional exercise of warrants (in shares)			177,724
Warrant liability reclassified to equity				476				476
Common stock issued for professional services				130				130
Common stock issued for professional services (in shares)			750
Balance at Dec. 31, 2021				622,924	(576,760)	(92)		46,072
Balance (in shares) at Dec. 31, 2021		95,388	356,641
Balance at Jun. 30, 2021				564,126	(523,603)	(109)		40,414
Balance (in shares) at Jun. 30, 2021		95,388	163,375
Changes in Stockholders' (Deficit) Equity
Net loss					(17,699)			(17,699)
Other comprehensive income (loss), net of tax						2		2
Stock-based compensation expense, net				10,720				10,720
Stock options exercised				201				201
Stock options exercised (in shares)			1,817
Issuance of warrants				1,535				1,535
Institutional exercise of warrants				43,441				43,441
Institutional exercise of warrants (in shares)			152,715
Warrant liability reclassified to equity				476				476
Common stock issued for professional services				130				130
Common stock issued for professional services (in shares)			750
Balance at Sep. 30, 2021				620,629	(541,302)	(107)		79,220
Balance (in shares) at Sep. 30, 2021		95,388	353,772
Balance at Dec. 31, 2021				622,924	(576,760)	(92)		46,072
Balance (in shares) at Dec. 31, 2021		95,388	356,641
Changes in Stockholders' (Deficit) Equity
Net loss					(29,602)			(29,602)
Other comprehensive income (loss), net of tax						24		24
Stock-based compensation expense, net				1,957				1,957
Balance at Sep. 30, 2022				627,373	(606,362)	(68)		20,943
Balance (in shares) at Sep. 30, 2022		95,388	451,919
Balance at Jun. 30, 2022				626,985	(594,551)	(72)		32,362
Balance (in shares) at Jun. 30, 2022		95,388	392,598
Changes in Stockholders' (Deficit) Equity
Net loss					(11,811)			(11,811)
Other comprehensive income (loss), net of tax						4		4
Stock-based compensation expense, net				388				388
Balance at Sep. 30, 2022				$ 627,373	$ (606,362)	$ (68)		$ 20,943
Balance (in shares) at Sep. 30, 2022		95,388	451,919